UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/S

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Strategic Partners Opportunity Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Lori E. Bostrom Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-1495

Date of fiscal year end:	2/28/2005

Date of reporting period:	8/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

AUGUST 31, 2004

STRATEGIC PARTNERS

NEW ERA GROWTH FUND

OBJECTIVE

Seeks long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

October 15, 2004

We hope that you find the semiannual report for the Strategic Partners New Era Growth Fund informative and useful. As a Strategic Partners mutual fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and reflects your personal investment profile and tolerance for risk.

Strategic Partners mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President

Strategic Partners New Era Growth Fund

Strategic Partners New Era Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners New Era Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 8/31/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A	–7.29%	4.09%	–7.29%	–31.30%
Class B	–7.61	3.25	–9.49	–33.20
Class C	–7.61	3.25	–9.49	–33.20
Class Z	–7.22	4.36	–6.72	–30.60
Russell Midcap Growth Index[3]	–6.98	7.46	7.36	–14.92
S&P 500 Index[4]	–2.74	11.45	2.42	–10.86
Russell Midcap Index[5]	–2.55	15.29	23.94	22.13
Lipper Multi-Cap Growth Funds Avg.[6]	–7.74	3.44	–6.02	–29.70

Average Annual Total Returns[1] as of 9/30/04
		One Year	Three Years	Since Inception[2]
Class A		7.20%	3.49%	–9.31%
Class B		7.60	3.73	–9.11
Class C		11.60	4.65	–8.63
Class Z		13.80	5.73	–7.70
Russell Midcap Growth Index[3]		13.68	10.09	–3.21
S&P 500 Index[4]		13.86	4.04	–2.68
Russell Midcap Index[5]		20.55	13.32	6.24
Lipper Multi-Cap Growth Funds Avg.[6]		9.64	3.94	–8.50

2	Visit our website at www.strategicpartners.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 11/22/00.

3The Russell Midcap Growth Index measures the performance of those Russell midcap companies with high price-to-book ratios and high forecasted growth values.

4The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

5The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

6The Lipper Multi-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for each index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell Midcap Growth Index, S&P 500 Index, Russell Midcap Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Strategic Partners New Era Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 8/31/04
Yahoo!, Inc., Internet Software & Services	3.0%
Electronic Arts, Inc., Software	2.8
Qualcomm, Inc., Communications Equipment	2.3
Symantec Corp., Software	2.0
Research In Motion Ltd. (Canada), Communications Equipment	1.8

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/04
Software	11.0%
Communications Equipment	10.4
Healthcare Equipment & Supplies	6.6
Internet Software & Services	5.8
Specialty Retail	5.6

Industry weightings are subject to change.

4	Visit our website at www.strategicpartners.com

Fees and Expenses

AUGUST 31,2004	SEMIANNUAL REPORT

Strategic Partners New Era Growth Fund

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The

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Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners New Era Growth Fund		Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$927	1.58%	$7.67
	Hypothetical	$1,000	$1,017	1.58%	$8.03

Class B	Actual	$1,000	$924	2.33%	$11.30
	Hypothetical	$1,000	$1,013	2.33%	$11.82

Class C	Actual	$1,000	$924	2.33%	$11.30
	Hypothetical	$1,000	$1,013	2.33%	$11.82

Class Z	Actual	$1,000	$928	1.33%	$6.46
	Hypothetical	$1,000	$1,019	1.33%	$6.77

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2004, and divided by the 365 days in the Fund’s current fiscal year (to reflect the six-month period).

Strategic Partners New Era Growth Fund	7

This Page Intentionally Left Blank

Portfolio of Investments

as of August 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS

Aerospace & Defense 0.9%
13,500	Boeing Co. (The)	$704,970
2,500	Northrop Grumman Corp.	129,125

		834,095

Air Freight & Logistics 0.5%
15,000	J.B. Hunt Transport Services, Inc.(a)	508,500

Biotechnology 4.8%
24,100	Celgene Corp.(a)	1,367,675
19,000	Genentech, Inc.(a)	926,820
11,400	Gilead Sciences, Inc.(a)	788,082
11,600	ImClone Systems, Inc.(a)	618,048
17,100	Martek Biosciences Corp.(a)	913,140

		4,613,765

Building & Forest Products 1.3%
7,500	American Standard Cos., Inc.(a)	282,075
31,000	D.R. Horton, Inc.	959,140

		1,241,215

Capital Markets 1.5%
31,900	Ameritrade Holding Corp.(a)	363,341
6,000	Bear Stearns Cos., Inc. (The)	527,520
6,600	Legg Mason, Inc.	532,488

		1,423,349

Chemicals 0.8%
21,000	Monsanto Co.	768,600

Commercial Services & Supplies 5.0%
9,500	Apollo Group, Inc. (Class A Shares)(a)	741,000
17,100	Career Education Corp.(a)	527,364
25,500	Choice Point, Inc.(a)	1,077,375
12,900	CoStar Group, Inc.(a)	545,541
4,400	Laureate Education Inc.(a)	150,436
63,400	Monster Worldwide, Inc.(a)	1,282,582
19,000	Robert Half International, Inc.	465,500

		4,789,798

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund	9

Portfolio of Investments

as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Communications Equipment 10.4%
47,800	Avaya, Inc.(a)	$579,336
91,100	Corning, Inc.(a)	921,932
57,000	Cisco Systems, Inc.(a)	1,069,320
67,400	Comverse Technology, Inc.(a)	1,180,174
6,300	Garmin Ltd. (Cayman Islands)	245,133
62,100	Juniper Networks, Inc.(a)	1,421,469
33,000	Motorola, Inc.	532,950
58,100	QUALCOMM, Inc.	2,210,705
28,700	Research In Motion Ltd. (Canada)(a)	1,728,314

		9,889,333

Computers & Peripherals 3.3%
47,200	Apple Computer, Inc.(a)	1,627,928
8,500	Avid Technology, Inc.(a)	367,795
11,700	Diebold, Inc.	572,013
6,700	Lexmark International, Inc.(a)	592,615

		3,160,351

Consumer Finance 0.7%
31,000	AmeriCredit Corp.(a)	648,210

Diversified Financial Services 1.3%
5,800	Chicago Mercantile Exchange Holdings, Inc.	772,154
13,300	CIT Group, Inc.	475,342

		1,247,496

Electronic Equipment & Instruments 4.0%
45,900	Agilent Technologies, Inc.(a)	940,950
24,100	Amphenol Corp. (Class A Shares)(a)	724,446
13,300	CDW Corp.	778,050
19,000	PerkinElmer, Inc.	332,120
82,300	Symbol Technologies, Inc.	1,061,670

		3,837,236

Energy Equipment & Services 1.4%
5,800	BJ Services Co.(a)	278,690
16,800	National-Oilwell, Inc.(a)	502,320
9,500	Smith International, Inc.(a)	541,310

		1,322,320

Gaming 0.4%
14,700	International Game Technology	424,095

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Healthcare Equipment & Supplies 6.6%
8,700	Alcon, Inc. (Switzerland)	$651,108
5,700	Beckman Coulter, Inc.	318,003
10,000	Inamed Corp.(a)	531,400
15,300	Kinetic Concepts, Inc.(a)	761,481
7,500	St. Jude Medical, Inc.(a)	504,375
13,000	Stryker Corp.	588,900
18,000	Varian Medical Systems, Inc.(a)	596,700
29,400	Waters Corp.(a)	1,273,314
14,600	Zimmer Holdings, Inc.(a)	1,040,980

		6,266,261

Healthcare Providers & Services 4.1%
5,600	Anthem, Inc.(a)	454,944
14,200	Caremark RX, Inc.(a)	407,540
19,200	Covance, Inc.(a)	719,040
15,000	Coventry Health Care, Inc.(a)	761,700
9,900	Kindred Healthcare, Inc.(a)	256,014
7,700	Laboratory Corporation of America Holdings(a)	320,243
6,000	Quest Diagnostics, Inc.	513,600
68,600	WebMD Corp.(a)	499,408

		3,932,489

Hotels, Restaurants & Leisure 2.9%
20,600	Gaylord Entertainment Co.(a)	598,224
41,000	McDonald’s Corp.	1,107,820
10,600	Station Casinos, Inc.	487,600
15,700	Wynn Resorts, Ltd.(a)	606,020

		2,799,664

Household Durables 1.3%
8,000	Fortune Brands, Inc.	585,200
6,575	Harman International Industries, Inc.	635,737

		1,220,937

Internet & Catalog Retail 1.8%
27,500	Amazon.com, Inc.(a)	1,048,850
6,300	eBay, Inc.(a)	545,202
7,100	Priceline.com, Inc.(a)	148,248

		1,742,300

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund	11

Portfolio of Investments

as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Internet Software & Services 5.8%
14,000	Ask Jeeves, Inc.(a)	$362,880
5,700	Digital River, Inc.(a)	137,199
12,750	eResearch Technology, Inc.(a)	256,403
2,200	Google Inc. (Class A Shares)(a)	225,390
14,400	SkillSoft, PLC, ADR(a)	89,424
88,700	VeriSign, Inc.(a)	1,539,832
100,500	Yahoo!, Inc.(a)	2,865,253

		5,476,381

IT Services 2.0%
3,000	Anteon International Corp.(a)	98,550
57,000	Checkfree Corp.(a)	1,553,250
8,500	Fiserv, Inc.(a)	295,630

		1,947,430

Machinery 0.4%
13,800	Pall Corp.	336,168

Media 1.9%
24,750	Marvel Enterprises, Inc.(a)	363,083
18,400	Univision Communications, Inc.(a)	607,200
32,000	XM Satellite Radio Holdings, Inc. (Class A Shares)(a)	879,040

		1,849,323

Multi-line Retail 0.6%
14,500	Nordstrom, Inc.	538,385

Oil & Gas 3.5%
5,600	Amerada Hess Corp.	450,800
15,900	Evergreen Resources, Inc.(a)	627,255
24,600	Nexen, Inc. (Canada)	877,482
17,100	Tesoro Petroleum Corp.(a)	404,928
4,500	Valero Energy Corp.	297,135
25,000	XTO Energy, Inc.	701,000

		3,358,600

Paper & Forest Products 0.8%
21,000	Georgia-Pacific Corp.	713,580

Personal Products 1.0%
21,900	Estee Lauder Cos., Inc. (The) (Class A Shares)	962,505

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Pharmaceuticals 4.7%
6,900	Allergan, Inc.	$515,085
4,000	American Pharmaceutical Partners, Inc. (a)	121,640
44,000	Impax Laboratories, Inc.(a)	629,640
38,250	IVAX Corp.(a)	740,520
23,100	Medicis Pharmaceutical Corp. (Class A Shares)	845,922
23,000	Sepracor, Inc.(a)	1,141,030
16,000	Teva Pharmaceutical Industries, Ltd., ADR (Israel)	436,000

		4,429,837

Real Estate Investment Trusts 0.5%
17,000	General Growth Properties, Inc.	512,890

Road & Rail 0.6%
27,600	Sirva, Inc.(a)	584,568

Semiconductors & Semiconductor Equipment 3.9%
44,700	Advanced Micro Devices, Inc.(a)	510,921
11,500	ATI Technologies, Inc. (Canada)(a)	166,290
13,000	Broadcom Corp.(a)	352,820
13,000	Lam Research Corp.(a)	280,150
32,300	Marvell Technology Group Ltd. (Bermuda)(a)	746,776
22,300	Maxim Integrated Products, Inc.	968,489
25,600	National Semiconductor Corp.(a)	341,248
17,000	SanDisk Corp.(a)	396,950

		3,763,644

Software 11.0%
9,700	Adobe Systems, Inc.	444,939
56,800	Amdocs Ltd. (United Kingdom)(a)	1,141,680
14,500	Autodesk, Inc.	643,945
40,500	Check Point Software Technologies Ltd. (Israel)(a)	710,370
18,000	Cognizant Technology Solutions Corp.(a)	493,560
23,100	Cognos, Inc. (Canada)(a)	730,422
54,000	Electronic Arts, Inc.(a)	2,688,119
12,800	Intuit, Inc.(a)	541,312
14,600	Mercury Interactive Corp.(a)	503,846
5,900	NAVTEQ Corp.(a)	193,992
38,900	Symantec Corp.(a)	1,865,645
84,800	TIBCO Software, Inc.(a)	535,936

		10,493,766

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund	13

Portfolio of Investments

as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Specialty Retail 5.6%
13,200	Advance Auto Parts, Inc.(a)	$489,192
34,650	Aeropostale, Inc.(a)	1,079,348
18,000	Chico’s FAS, Inc.(a)	736,200
20,000	Coach, Inc.(a)	843,000
22,000	Foot Locker, Inc.	492,140
4,500	Guitar Center, Inc.(a)	184,320
15,900	Linens ‘n Things, Inc.(a)	398,772
34,300	PETCO Animal Supplies, Inc.(a)	1,136,016

		5,358,988

Thrifts & Mortgage Finance 0.7%
3,500	Independence Community Bank Corp.	137,340
9,900	New Century Financial Corp.	531,036

		668,376

Trading Companies & Distributors 0.9%
27,300	MSC Industrial Direct Co.	848,211

Wireless Telecommunication Services 2.1%
66,300	Alamosa Holdings, Inc.(a)	543,660
42,600	Nextel Communications, Inc.(a)	987,894
34,100	Nextel Partners, Inc. (Class A Shares)(a)	491,722

		2,023,276

	Total long-term investments (cost $81,415,185)	94,535,942

Principal Amount (000)
SHORT-TERM INVESTMENTS 1.7%

Commercial Paper
$1,600	General Electric Credit Corp., 1.40%, 09/01/04 (cost $1,600,000)	1,600,000

	Total Investments 100.7% (cost $83,015,185; Note 5)	96,135,942
	Liabilities in excess of other assets (0.7)%	(668,464)

	Net Assets 100%	$95,467,478

(a)	Non-income producing security.

ADR—American Depositary Receipt.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2004 were as follows:

Software	11.0%
Communications Equipment	10.4
Healthcare Equipment & Supplies	6.6
Internet Software & Services	5.8
Specialty Retail	5.6
Commercial Services & Supplies	5.0
Biotechnology	4.8
Pharmaceuticals	4.7
Healthcare Providers & Services	4.1
Electronic Equipment & Instruments	4.0
Semiconductors & Semiconductor Equipment	3.9
Oil & Gas	3.5
Computers & Peripherals	3.3
Hotels, Restaurants & Leisure	2.9
Wireless Telecommunication Services	2.1
IT Services	2.0
Media	1.9
Internet & Catalog Retail	1.8
Commercial Paper	1.7
Capital Markets	1.5
Energy Equipment & Services	1.4
Building & Forest Products	1.3
Diversified Financial Services	1.3
Household Durables	1.3
Personal Products	1.0
Aerospace & Defense	0.9
Trading Companies & Distributors	0.9
Chemicals	0.8
Paper & Forest Products	0.8
Consumer Finance	0.7
Thrifts & Mortgage Finance	0.7
Multi-line Retail	0.6
Road & Rail	0.6
Air Freight & Logistics	0.5
Real Estate Investment Trusts	0.5
Gaming	0.4
Machinery	0.4

100.7
Other assets in excess of liabilities	(0.7)

100.0%

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund	15

Statement of Assets and Liabilities

as of August 31, 2004 (Unaudited)

Assets
Investments, at value (Cost $83,015,185)	$96,135,942
Receivable for investments sold	336,419
Dividends and interest receivable	19,986
Receivable for Fund shares sold	18,412
Foreign tax reclaim receivable	9,372
Prepaid expenses	4,378

Total Assets	96,524,509

Liabilities
Payable for investments purchased	457,257
Payable for Fund shares reacquired	302,879
Accrued expenses	115,670
Management fee payable	72,636
Distribution fee payable	68,896
Due to custodian	34,923
Deferred Trustees’ fees	4,770

Total Liabilities	1,057,031

Net Assets	$95,467,478

Net assets were comprised of:
Shares of beneficial interest, at par	$14,193
Paid in capital, in excess of par	206,099,821

206,114,014
Net investment loss	(1,021,149)
Accumulated net realized loss on investments	(122,748,184)
Net unrealized appreciation on investments and foreign currencies	13,122,797

Net assets, August 31, 2004	$95,467,478

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($17,534,966 ÷ 2,553,039 shares of beneficial interest issued and outstanding)	$6.87
Maximum sales charge ( 5.50% of offering price)	0.40

Maximum offering price to public	$7.27

Class B:
Net asset value, offering price and redemption price per share ($43,109,842 ÷ 6,452,594 shares of beneficial interest issued and outstanding)	$6.68

Class C:
Net asset value, offering price and redemption price per share ($30,369,441 ÷ 4,545,488 shares of beneficial interest issued and outstanding)	$6.68

Class Z:
Net asset value, offering price and redemption price per share ($4,453,229 ÷ 641,600 shares of beneficial interest issued and outstanding)	$6.94

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund	17

Statement of Operations

Six months Ended August 31, 2004 (Unaudited)

Net Investment Loss
Income
Dividends (net of foreign withholding taxes of $1,300)	$117,105
Interest	16,277

Total Income	133,382

Expenses
Management fee	485,147
Distribution fee—Class A	24,510
Distribution fee—Class B	243,048
Distribution fee—Class C	172,627
Transfer agent’s fees and expenses	104,000
Custodian’s fees and expenses	49,000
Registration fees	26,000
Reports to shareholders	19,000
Legal fees and expenses	14,000
Audit fee	8,000
Trustees’ fees	5,000
Miscellaneous expenses	4,199

Total Expenses	1,154,531

Net Investment Loss	(1,021,149)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain on:
Investment transactions	5,610,607
Written option transactions	8,892

5,619,499

Net change in unrealized appreciation (depreciation) on:
Investments	(12,624,002)
Foreign currencies	(11)
Written options	(6,612)

(12,630,625)

Net loss on investments and foreign currencies	(7,011,126)

Net Decrease In Net Assets Resulting From Operations	$(8,032,275)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2004	Year Ended February 29, 2004
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(1,021,149)	$(2,111,617)
Net realized gain on investments	5,619,499	19,183,375
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(12,630,625)	27,296,939

Net increase (decrease) in net assets resulting from operations	(8,032,275)	44,368,697

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	3,107,862	8,717,564
Cost of shares reacquired	(14,136,247)	(27,656,689)

Net decrease in net assets resulting from Fund share transactions	(11,028,385)	(18,939,125)

Total increase (decrease)	(19,060,660)	25,429,572

Net Assets
Beginning of period	114,528,138	89,098,566

End of period	$95,467,478	$114,528,138

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund	19

Notes to Financial Statements

(Unaudited)

Strategic Partners Opportunity Funds (the “Company”) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Strategic Partners Focused Growth Fund, Strategic Partners Focused Value Fund, Strategic Partners Mid-Cap Value Fund and Strategic Partners New Era Growth Fund (the “Fund”). These financial statements relate to Strategic Partners New Era Growth Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business trust on January 28, 2000 and the Fund commenced operations on November 22, 2000.

The investment objective of the Fund is long-term growth of capital. Under normal market conditions, the Fund intends to invest primarily (at least 65% of its total assets) in equity-related securities of emerging U.S. companies that are selected by the Fund’s two investment subadvisers as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sales price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the

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last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or market value on the 61st day, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes

Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains and losses from security

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and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premium and acretes discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective Funds on the basis of relative net assets except for expenses that are charged directly at the Fund level.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains in excess of capital loss carryforwards, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income; accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each fund in the Company is treated as a separate tax paying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the sub-advisers’ performance of such services. PI currently has sub-advisory agreements with Jennison Associates LLC (“Jennison”) and Calamos Asset Management, Inc. (“Calamos”). The sub-advisory agreements provide that each

Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

subadviser furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the sub-advisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two sub-advisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two sub-advisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two sub-advisers, as PI deems appropriate. In addition, periodic rebalancing of the portfolio’s assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two sub-advisers.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .90 of 1% of the Fund’s average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended August 31, 2004, PIMS has contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received approximately $11,100 in front-end sales charges resulting from sales of Class A during the six months ended August 31, 2004. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $92,500 and $1,200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended August 31, 2004.

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PI, Jennison and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $800 million through April 30, 2004, and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004, the commitment provided by the SCA was reduced to $500 million, and the SCA was renewed under the same terms and conditions. The expiration date of the renewed SCA is October 29, 2004. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to SCA during the six months ended August 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended August 31, 2004, the Fund incurred fees of approximately $79,000 for the services of PMFS. As of August 31, 2004, approximately $12,700 of such fees was due to PMFS. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealer. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $18,900 in total networking fees, of which the amount relating to the services of Wachovia Securities LLC (“Wachovia”), an affiliate of PI, was approximately $16,900 for the six months ended August 31, 2004. As of August 31, 2004, approximately $2,800 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended August 31, 2004, Wachovia earned $1,030 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2004 were $58,315,829 and $67,545,690, respectively.

Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in written options during the six months ended August 31, 2004 were as follows:

	Number of Contracts	Premiums Received
Options outstanding as of February 29, 2004	76	$8,892
Options expired	(76)	(8,892)

Options outstanding as of August 31, 2004	—	—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation of investments as of August 31, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$83,299,991	$16,272,350	$3,436,399	$12,835,951

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at February 29, 2004, of approximately $128,151,000 of which $51,048,000 expires in 2010 and $77,103,000 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Prior to March 15, 2004, Class A shares were sold with a front-end sales of 5%. Effective March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% for 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven

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years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z. At August 31, 2004, Prudential owns 1 share of each Class A, Class B, Class C and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2004:
Shares sold	153,303	$1,119,743
Shares reacquired	(368,873)	(2,683,212)

Net decrease in shares outstanding before conversion	(215,570)	(1,563,469)
Shares issued upon conversion from Class B	2,540	18,689

Net decrease in shares outstanding	(213,030)	$(1,544,780)

Year ended February 29, 2004:
Shares sold	416,947	$2,705,029
Shares reacquired	(1,145,336)	(7,196,716)

Net decrease in shares outstanding before conversion	(728,389)	(4,491,687)
Shares issued upon conversion from Class B	6,936	46,735

Net decrease in shares outstanding	(721,453)	$(4,444,952)

Class B
Six months ended August 31, 2004:
Shares sold	104,163	$741,489
Shares reacquired	(797,122)	(5,639,924)

Net decrease in shares outstanding before conversion	(692,959)	(4,898,435)
Shares reacquired upon conversion into Class A	(2,606)	(18,689)

Net decrease in shares outstanding	(695,565)	$(4,917,124)

Year ended February 29, 2004:
Shares sold	398,939	$2,543,546
Shares reacquired	(1,424,772)	(8,726,986)

Net decrease in shares outstanding before conversion	(1,025,833)	(6,183,440)
Shares reacquired upon conversion into Class A	(7,085)	(46,735)

Net decrease in shares outstanding	(1,032,918)	$(6,230,175)

Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund	27

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended August 31, 2004:
Shares sold	86,653	$621,512
Shares reacquired	(664,323)	(4,699,665)

Net decrease in shares outstanding	(577,670)	$(4,078,153)

Year ended February 29, 2004:
Shares sold	445,772	$2,743,343
Shares reacquired	(1,527,847)	(9,338,543)

Net decrease in shares outstanding	(1,082,075)	$(6,595,200)

Class Z
Six months ended August 31, 2004:
Shares sold	83,742	$625,118
Shares reacquired	(151,773)	(1,113,446)

Net decrease in shares outstanding	(68,031)	$(488,328)

Year ended February 29, 2004:
Shares sold	113,326	$725,646
Shares reacquired	(395,932)	(2,394,444)

Net decrease in shares outstanding	(282,606)	$(1,668,798)

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SEMIANNUAL REPORT

AUGUST 31, 2004

STRATEGIC PARTNERS

OPPORTUNITY FUNDS

STRATEGIC PARTNERS NEW ERA GROWTH FUND

FINANCIAL HIGHLIGHTS

(Unaudited)

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2004(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.41

Income (loss) from investment operations
Net investment loss	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.49)

Total from investment operations	(0.54)

Net asset value, end of period	$6.87

Total Return(b):	(7.29)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,535
Average net assets (000)	$19,448
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.58	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(c)
Net investment loss	(1.33	)%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate(e)	56%

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Not annualized for periods of less than one full year.
(f)	During each period, the Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.

See Notes to Financial Statements.

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Class A
Year Ended			November 22, 2000(a) Through February 28, 2001
February 29, 2004(d)	February 28, 2003(d)	February 28, 2002(d)

$4.78	$6.52	$9.05	$10.00

(0.09)	(0.07)	(0.09)	(0.02)
2.72	(1.67)	(2.44)	(0.93)

2.63	(1.74)	(2.53)	(0.95)

$7.41	$4.78	$6.52	$9.05

55.02%	(26.69)%	(27.96)%	(9.50)%

$20,491	$16,674	$32,440	$63,565
$19,423	$23,274	$47,807	$72,881

1.66%	1.67%	1.54%	1.64	%(c)
1.41%	1.42%	1.29%	1.39	%(c)
(1.42)%	(1.26)%	(1.15)%	(0.90	)%(c)

144%	236%	196%	62%

Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund	31

See Notes to Financial Statements.

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended August 31, 2004(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.23

Income (loss) from investment operations
Net investment loss	(0.07)
Net realized and unrealized gain (loss) on
investments and foreign currencies	(0.48)

Total from investment operations	(0.55)

Net asset value, end of period	$6.68

Total Return(b):	(7.61)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$43,110
Average net assets (000)	$48,213
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.33	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(c)
Net investment loss	(2.08	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class B
Year Ended			November 22, 2000(a) Through February 28, 2001
February 29, 2004(d)	February 28, 2003(d)	February 28, 2002(d)

$4.70	$6.46	$9.04	$10.00

(0.13)	(0.11)	(0.15)	(0.04)

2.66	(1.65)	(2.43)	(0.92)

2.53	(1.76)	(2.58)	(0.96)

$7.23	$4.70	$6.46	$9.04

53.83%	(27.24)%	(28.54)%	(9.60)%

$51,687	$38,471	$68,825	$114,003
$47,021	$51,273	$91,189	$124,911

2.41%	2.42%	2.29%	2.39	%(c)
1.41%	1.42%	1.29%	1.39	%(c)
(2.17)%	(2.01)%	(1.90)%	(1.67	)%(c)

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended August 31, 2004(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.23

Income (loss) from investment operations
Net investment loss	(0.07)
Net realized and unrealized gain (loss) on
investments and foreign currencies	(0.48)

Total from investment operations	(0.55)

Net asset value, end of period	$6.68

Total Return(b):	(7.61)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$30,369
Average net assets (000)	$34,244
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.33	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(c)
Net investment loss	(2.08	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class C
Year Ended			November 22, 2000(a) Through February 28, 2001
February 29, 2004(d)	February 28, 2003(d)	February 28, 2002(d)

$4.70	$6.46	$9.04	$10.00

(0.13)	(0.11)	(0.15)	(0.04)

2.66	(1.65)	(2.43)	(0.92)

2.53	(1.76)	(2.58)	(0.96)

$7.23	$4.70	$6.46	$9.04

53.83%	(27.24)%	(28.54)%	(9.60)%

$37,046	$29,180	$55,707	$100,163
$34,773	$40,817	$76,432	$110,152

2.41%	2.42%	2.29%	2.39	%(c)
1.41%	1.42%	1.29%	1.39	%(c)
(2.17)%	(2.01)%	(1.90)%	(1.67	)%(c)

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund	35

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended August 31, 2004(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.47

Income (loss) from investment operations
Net investment loss	(0.04)
Net realized and unrealized gain (loss) on
investments and foreign currencies	(0.49)

Total from investment operations	(0.53)

Net asset value, end of period	$6.94

Total Return(b):	(7.22)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,453
Average net assets (000)	$5,026
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.33	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(c)
Net investment loss	(1.08	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended			November 22, 2000(a) Through February 28, 2001
February 29, 2004(d)	February 28, 2003(d)	February 28, 2002(d)

$4.81	$6.54	$9.07	$10.00

(0.07)	(0.06)	(0.07)	(0.02)

2.73	(1.67)	(2.46)	(0.91)

2.66	(1.73)	(2.53)	(0.93)

$7.47	$4.81	$6.54	$9.07

55.30%	(26.45)%	(27.89)%	(9.30)%

$5,304	$4,774	$14,004	$36,565
$5,083	$8,072	$23,491	$43,658

1.41%	1.42%	1.29%	1.39	%(c)
1.41%	1.42%	1.29%	1.39	%(c)
(1.18)%	(1.02)%	(0.89)%	(0.65	)%(c)

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund	37

Additional Information

(Unaudited)

Commencing with the Fund’s next fiscal quarter-end (November 30, 2004), the Fund will file a complete portfolio of holdings on the Fund’s first and third quarter-end on Form N-Q with the Securities and Exchange Commission (the “Commission”). Form N-Q will be available on the Commission’s website at http://www.sec.gov or by visiting the Commission’s Public Reference Room. For information on the Commission’s Public Reference Room visit the Commission’s website.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http:/www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Lori E. Bostrom, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	Calamos Asset Management, Inc.	111 East Warrenville Road Naperville, IL 60563

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Strategic Partners New Era Growth Fund
Share Class	A	B	C	Z
NASDAQ	SNGAX	SNGBX	SNGCX	SNGZX
CUSIP	86276R502	86276R601	86276R700	86276R809

Each fund is a series of Strategic Partners Opportunity Funds, a Delaware business trust.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of August 31, 2004, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners New Era Growth Fund, PO Box 13964, Philadelphia,
PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Strategic Partners New Era Growth Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners New Era Growth Fund
Share Class	A	B	C	Z
NASDAQ	SNGAX	SNGBX	SNGCX	SNGZX
CUSIP	86276R502	86276R601	86276R700	86276R809

MFSP501E2    IFS-A097661    Ed. 10/2004

SEMIANNUAL REPORT

AUGUST 31, 2004

STRATEGIC PARTNERS

FOCUSED VALUE FUND

OBJECTIVE

Seeks long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

October 15, 2004

We hope that you find the semiannual report for the Strategic Partners Focused Value Fund informative and useful. As a Strategic Partners mutual fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and reflects your personal investment profile and tolerance for risk.

Strategic Partners mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Focused Value Fund

Strategic Partners Focused Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners Focused Value Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A Shares).

Cumulative Total Returns[1] as of 8/31/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A	–5.21%	16.91%	7.43%	4.32%
Class B	–5.66	15.98	4.97	1.61
Class C	–5.66	15.98	4.97	1.61
Class Z	–5.09	17.17	8.25	5.22
Russell 1000 Value Index[3]	–0.01	17.52	13.95	14.48
S&P 500 Index[4]	–2.74	11.45	2.42	0.63
Lipper Large-Cap Value Funds Avg.[5]	–2.07	13.61	4.26	4.17

Average Annual Total Returns[1] as of 9/30/04
			One Year	Since Inception[2]
Class A			12.99%	–0.03%
Class B			13.66	0.29
Class C			17.66	0.85
Class Z			19.82	1.85
Russell 1000 Value Index[3]			20.52	4.40
S&P 500 Index[4]			13.86	0.49
Lipper Large-Cap Value Funds Avg.[5]			16.41	1.45

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 3/30/01.

3The Russell 1000 Value Index is an unmanaged index comprised of those securities in the Russell 1000 Index with a lower-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

4The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

5The Lipper Large-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index. The returns for the Russell 1000 Value Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Value Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/04
American International Group, Inc., Insurance	7.1%
Altria Group, Inc., Tobacco	6.4
American Express Co., Consumer Finance	5.3
Berkshire Hathaway Inc. (Class B Shares), Insurance	4.2
Tyco International Ltd., Industrial Conglomerates	3.2

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/04
Insurance	15.4%
Oil & Gas	10.8
Commercial Banks	9.0
Tobacco	6.4
Media	5.6
Industry	weightings are subject to change.

Strategic Partners Focused Value Fund	3

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The

4	Visit our website at www.strategicpartners.com

Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners Focused Value Fund		Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$948	1.50%	$7.37
	Hypothetical	$1,000	$1,018	1.50%	$7.63

Class B	Actual	$1,000	$943	2.25%	$11.02
	Hypothetical	$1,000	$1,014	2.25%	$11.42

Class C	Actual	$1,000	$943	2.25%	$11.02
	Hypothetical	$1,000	$1,014	2.25%	$11.42

Class Z	Actual	$1,000	$949	1.25%	$6.14
	Hypothetical	$1,000	$1,019	1.25%	$6.36

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2004, and divided by the 365 days in the Fund’s current fiscal year (to reflect the six-month period).

Strategic Partners Focused Value Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of August 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS 97.3%

Aerospace & Defense 2.1%
64,700	Lockheed Martin Corp.	$3,479,566

Beverages 1.2%
39,000	Diageo PLC (ADR) (United Kingdom)	1,948,050

Capital Markets 3.5%
85,900	Bank of New York Co., Inc. (The)	2,559,820
64,400	Morgan Stanley	3,267,012

		5,826,832

Commercial Banks 9.0%
40,000	Fifth Third Bancorp	1,992,400
320,684	HSBC Holdings PLC (United Kingdom)	4,978,598
68,400	Wachovia Corp.	3,208,644
79,400	Wells Fargo & Co.	4,664,750

		14,844,392

Communications Equipment 0.8%
71,000	Comverse Technology, Inc.(a)	1,243,210

Computers & Peripherals 2.4%
110,700	Hewlett-Packard Co.	1,980,423
492,300	Sun Microsystems, Inc.(a)	1,890,432

		3,870,855

Consumer Finance 5.3%
174,900	American Express Co.	8,748,498

Diversified Financial Services 4.1%
128,172	JPMorgan Chase & Co.	5,073,048
23,500	Moody’s Corp.	1,611,160

		6,684,208

Diversified Telecommunication Services 5.2%
176,000	Nokia Corp. (ADR) (Finland)	2,090,880
420,700	Nortel Networks Corp. (Canada)(a)	1,581,832
22,605	NTL, Inc.(a)	1,227,678
91,800	Verizon Communications, Inc.	3,603,150

		8,503,540

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners Focused Value Fund	7

Portfolio of Investments

as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Food & Staples Retailing 5.2%
106,500	Costco Wholesale Corp.	$4,384,605
255,900	Kroger Co. (The)(a)	4,230,027

		8,614,632

Hotels, Restaurants & Leisure 1.6%
97,600	McDonald’s Corp.	2,637,152

Household Products 2.3%
56,700	Kimberly Clark Corp.	3,781,890

Industrial Conglomerates 3.2%
168,700	Tyco International Ltd.	5,283,684

Insurance 15.4%
163,600	American International Group, Inc.	11,654,863
2,400	Berkshire Hathaway, Inc. (Class B Shares)(a)	6,945,600
44,300	Loews Corp.	2,516,240
52,800	Progressive Corp. (The)	4,239,840

		25,356,543

Media 4.2%
83,527	Comcast Corp. (Class A Shares)(a)	2,352,956
113,000	Comcast Corp. (Class A Special Shares)(a)	3,135,750
42,400	Viacom, Inc. (Class B Shares)	1,412,344

		6,901,050

Metals & Mining 2.4%
121,500	Alcoa, Inc.	3,934,170

Oil & Gas 10.8%
84,100	BP PLC (ADR) (United Kingdom)	4,516,170
48,700	ChevronTexaco Corp.	4,748,250
48,000	ConocoPhillips	3,572,640
38,100	Devon Energy Corp.	2,469,261
46,300	Occidental Petroleum Corp.	2,391,395

		17,697,716

Paper & Forest Products 1.9%
80,200	International Paper Co.	3,209,604

Pharmaceuticals 5.2%
57,300	Glaxosmithkline PLC (ADR) (United Kingdom)	2,357,322

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

125,400	Pfizer, Inc.	$4,096,818
56,000	Wyeth	2,047,920

		8,502,060

Software 1.9%
111,500	Microsoft Corp.	3,043,950

Thrifts & Mortgage Finance 2.6%
40,100	Golden West Financial Corp.	4,340,023

Tobacco 6.4%
215,700	Altria Group, Inc.	10,558,515

Wireless Telecommunication Services 0.6%
72,600	AT&T Wireless Services, Inc.(a)	1,061,412

	Total common stocks (cost $139,321,089)	160,071,552

PREFERRED STOCK 1.4%

Media
79,100	The News Corp. Ltd. (ADR) (Australia) (cost $1,814,610)	2,353,225

	Total long-term investments (cost $141,135,699)	162,424,777

Principal Amount (000)

SHORT-TERM INVESTMENT 0.3%

Commercial Paper
	UBS Finance, Inc., 1.57%, 9/1/04
$475	(cost $475,000)	475,000

	Total Investments 99.0% (cost $141,610,699; Note 5)	162,899,777
	Assets in excess of other liabilities 1.0%	1,608,370

	Net Assets 100.0%	$164,508,147

The following abbreviations are used in portfolio descriptions:

ADR—American	Depositary Receipt.
(a)	Non-income producing security.

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners Focused Value Fund	9

Strategic Partners Opportunity Funds

Strategic Partners Focused Value Fund

Portfolio of Investments as of August 31, 2004 (Unaudited)

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2004 were as follows:

Insurance	15.4%
Oil & Gas	10.8
Commercial Banks	9.0
Tobacco	6.4
Media	5.6
Consumer Finance	5.3
Diversified Telecommunication Services	5.2
Food & Staples Retailing	5.2
Pharmaceuticals	5.2
Diversified Financial Services	4.1
Capital Markets	3.8
Industrial Conglomerates	3.2
Thrifts & Mortgage Finance	2.6
Computers & Peripherals	2.4
Metals & Mining	2.4
Household Products	2.3
Aerospace & Defense	2.1
Paper & Forest Products	1.9
Software	1.9
Hotels, Restaurants & Leisure	1.6
Beverages	1.2
Communications Equipment	0.8
Wireless Telecommunication Services	0.6

99.0
Other assets in excess of liabilities	1.0

100.0%

See Notes to Financial Statements.

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This Page Intentionally Left Blank

Statement of Assets and Liabilities

as of August 31, 2004 (Unaudited)

Assets
Investments, at value (cost $141,610,699)	$162,899,777
Foreign currency, at value (cost $28)	29
Cash	1,254,589
Receivable for investments sold	993,083
Dividends and interest receivable	320,430
Receivable for Fund shares sold	95,956
Prepaid expenses	8,298

Total assets	165,572,162

Liabilities
Payable for Fund shares reacquired	556,835
Accrued expenses and other liabilities	274,103
Management fee payable	119,110
Distribution fee payable	110,748
Deferred trustees fees	3,219

Total liabilities	1,064,015

Net Assets	$164,508,147

Net assets were comprised of:
Shares of beneficial interest, at par	$16,116
Paid in capital, in excess of par	179,042,071

179,058,187
Net investment loss	(345,786)
Accumulated net realized loss on investments and foreign current transactions	(35,492,794)
Net unrealized appreciation on investments and foreign currencies	21,288,540

Net assets, August 31, 2004	$164,508,147

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($26,347,557 ÷ 2,541,710 shares of beneficial interest issued and outstanding)	$10.37
Maximum sales charge (5% of offering price)	0.55

Maximum offering price to public	$10.92

Class B
Net asset value, offering price and redemption price per share ($76,511,903 ÷ 7,527,110 shares of beneficial interest issued and outstanding)	$10.16

Class C
Net asset value, offering price and redemption price per share ($54,609,210 ÷ 5,372,417 shares of beneficial interest issued and outstanding)	$10.16

Class Z
Net asset value, offering price and redemption price per share ($7,039,477 ÷ 674,547 shares of beneficial interest issued and outstanding)	$10.44

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners Focused Value Fund	13

Statement of Operations

Six Months Ended August 31, 2004 (Unaudited)

Net Investment Loss
Income
Dividends (net of foreign withholding taxes of $16,809)	$1,491,395
Interest	6,183

Total income	1,497,578

Expenses
Management fee	798,956
Distribution fee—Class A	37,479
Distribution fee—Class B	406,904
Distribution fee—Class C	292,513
Transfer agent’s fees and expenses	151,000
Custodian’s fees and expenses	50,000
Reports to shareholders	45,000
Legal fees and expenses	22,000
Registration fees	22,000
Audit fee	8,000
Trustees’ fees	6,000
Miscellaneous expenses	3,512

Total expenses	1,843,364

Net investment loss	(345,786)

Realized And Unrealized Loss On Investments And Foreign Currencies
Net realized loss on:
Investments	(3,209,579)
Foreign currency transactions	(16,899)

(3,226,478)

Net change in unrealized appreciation (depreciation) on:
Investments	(7,048,541)
Foreign currencies	(538)

(7,049,079)

Net loss on investments and foreign currencies	(10,275,557)

Net Decrease In Net Assets Resulting From Operations	$(10,621,343)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2004	Year Ended February 29, 2004
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(345,786)	$(655,699)
Net realized loss on investments and foreign currency transactions	(3,226,478)	(6,401,868)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,049,079)	77,696,441

Net increase (decrease) in net assets resulting from operations	(10,621,343)	70,638,874

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,782,786	16,009,055
Cost of shares reacquired	(26,461,038)	(46,398,812)

Net decrease in net assets resulting from Fund share transactions	(20,678,252)	(30,389,757)

Total increase (decrease)	(31,299,595)	40,249,117

Net Assets
Beginning of period	195,807,742	155,558,625

End of period	$164,508,147	$195,807,742

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners Focused Value Fund	15

Notes to Financial Statements

(Unaudited)

Strategic Partners Opportunity Funds (the “Company”) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Strategic Partners Focused Growth Fund, Strategic Partners New Era Growth Fund, Strategic Partners Mid-Cap Value Fund and Strategic Partners Focused Value Fund (the “Fund”). These financial statements relate to Strategic Partners Focused Value Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000 and the Fund commenced operations on March 30, 2001.

The investment objective of the Fund is long-term growth of capital. Under normal market conditions, the Fund intends to invest primarily (at least 65% of its total assets) in equity related securities of small, mid, and large sized U.S. companies that are selected by the Fund’s two investment sub-advisers as having strong capital appreciation potential. Each sub-adviser utilizes a value investment style to select approximately 20-30 securities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or

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securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or market value on the 61st day and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period end, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets (excluding investments) and liabilities at fiscal year end

Strategic Partners Opportunity Funds/Strategic Partners Focused Value Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sale of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees that are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income and distributions of net capital and currency gains in excess of capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Company has a management agreement for the Fund with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Davis Selected Advisers L.P. (“Davis Advisers”) and Salomon Brothers Asset Management, Inc. (“Salomon Brothers”). The subadvisory agreements provide that each subadviser furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the subadvisers, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two subadvisers as PI deems appropriate. In addition, periodic rebalancing of the portfolio’s assets may occur to account for market fluctuations in order to maintain the approximately equal allocation between the two subadvisers.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .90 of 1% of the Fund’s average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the ‘Class A, B and C Plans’), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% on the average daily net assets of Class A shares.

PIMS has advised the Fund that it has received approximately $17,000 front-end sales charges resulting from sales of Class A, during the six months ended August 31, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

Strategic Partners Opportunity Funds/Strategic Partners Focused Value Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

PIMS has advised the Fund that it has received approximately $157,000 and $3,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended August 31, 2004.

PI and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $800 million through April 30, 2004, and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004 the commitment provided for by the SCA was reduced to $500 million and the SCA was renewed under the same terms and conditions. The expiration date of the renewed SCA will be October 29, 2004. Interest on any borrowings under the SCA will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended August 31, 2004, the Fund incurred fees of approximately $100,500 for the services of PMFS. As of August 31, 2004, approximately $16,100 of such fees was due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $21,300 in total networking fees, of which the amount relating to the services of Wachovia Securities LLC (“Wachovia”), an affiliate of PI, was approximately $19,700 for the six months ended August 31, 2004. As of August 31, 2004, approximately $3,100 of such fees were due to Wachovia. These amounts are included in the transfer agent’s fees and expenses in the Statement of Operations.

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Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2004 aggregated $20,264,160 and $37,271,007, respectively.

Note 5. Tax Information

As of February 29, 2004, the Fund had a capital loss carryforward for tax purposes of approximately $29,733,000, of which $1,294,000 expires in 2010, $12,189,000 expires in 2011 and $16,250,000 expires in 2012. Accordingly, no capital gains distributions is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$142,945,315	$26,391,115	($6,436,653)	$19,954,462

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class A shares purchased on or after March 15, 2004 are subject to a maximum initial sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are not subject to an initial sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 1% on sales made within 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Strategic Partners Opportunity Funds/Strategic Partners Focused Value Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

At August 31, 2004, Prudential owns 1 share of each Class A, Class B, Class C and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2004:
Shares sold	211,218	$2,223,259
Shares reacquired	(948,831)	(9,918,607)

Net increase (decrease) in shares outstanding before conversion	(737,613)	(7,695,348)
Shares issued upon conversion from class B	2,596	27,473

Net increase (decrease) in shares outstanding	(735,017)	$(7,667,875)

Year ended February 29, 2004:
Shares sold	845,287	$8,409,743
Shares reacquired	(1,047,963)	(9,428,566)

Net increase (decrease) in shares outstanding before conversion	(202,676)	(1,018,823)
Shares issued upon conversion from class B	1,990	16,590

Net increase (decrease) in shares outstanding	(200,686)	$(1,002,233)

Class B
Six months ended August 31, 2004:
Shares sold	158,072	$1,635,829
Shares reacquired	(786,627)	(8,087,504)

Net increase (decrease) in shares outstanding before conversion	(628,555)	(6,451,675)
Shares issued upon conversion into class A	(2,643)	(27,473)

Net increase (decrease) in shares outstanding	(631,198)	$(6,479,148)

Year ended February 29, 2004:
Shares sold	354,401	$3,155,471
Shares reacquired	(1,905,263)	(16,639,152)

Net increase (decrease) in shares outstanding before conversion	(1,550,862)	(13,483,681)
Shares issued upon conversion into class A	(2,012)	(16,590)

Net increase (decrease) in shares outstanding	(1,552,874)	$(13,500,271)

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Class C	Shares	Amount
Six months ended August 31, 2004:
Shares sold	105,751	$1,100,749
Shares reacquired	(655,542)	(6,733,018)

Net increase (decrease) in shares outstanding	(549,791)	$(5,632,269)

Year ended February 29, 2004:
Shares sold	353,418	$3,183,089
Shares reacquired	(1,877,626)	(16,407,459)

Net increase (decrease) in shares outstanding	(1,524,208)	$(13,224,370)

Class Z
Six months ended August 31, 2004:
Shares sold	77,609	$822,949
Shares reacquired	(163,077)	(1,721,909)

Net increase (decrease) in shares outstanding	(85,468)	$(898,960)

Year ended February 29, 2004:
Shares sold	135,629	$1,260,752
Shares reacquired	(448,926)	(3,923,635)

Net increase (decrease) in shares outstanding	(313,297)	$(2,662,883)

Strategic Partners Opportunity Funds/Strategic Partners Focused Value Fund	23

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2004(e)		Year Ended		March 30, 2001(a) Through February 28, 2002
			February 29, 2004(e)	February 28, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.94		$7.21	$9.40	$10.00

Income (loss) from investment operations
Net investment income (loss)	0.01		0.02	(0.01)	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.58)		3.71	(2.18)	(0.59)

Total from investment operations	(0.57)		3.73	(2.19)	(0.54)

Less Distributions
Dividends from net investment income	—		—	—	(0.06)

Net asset value, end of period	$10.37		$10.94	$7.21	$9.40

Total Return(b):	(5.21)%		51.73%	(23.30)%	(5.44)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,348		$35,845	$25,081	$39,418
Average net assets (000)	$29,739		$28,203	$30,990	$44,868
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.50	%(c)	1.54%	1.52%	1.49	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.25	%(c)	1.29%	1.27%	1.24	%(c)
Net investment income (loss)	0.20	%(c)	0.20%	(0.16)%	0.51	%(c)
For Class A, B, C and Z shares:
Portfolio turnover	12%		16%	51%	65%

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(e)	Calculations are based on average shares outstanding during the year.

See Notes to Financial Statements.

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	Class B
	Six Months Ended August 31, 2004(e)		Year Ended		March 30, 2001(a) Through February 28, 2002
			February 29, 2004(e)	February 28, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.77		$7.15	$9.39	$10.00

Income (loss) from investment operations
Net investment loss	(0.03)		(0.05)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	(0.58)		3.67	(2.15)	(0.59)

Total from investment operations	(0.61)		3.62	(2.24)	(0.61)

Less Distributions
Dividends from net investment income	—		—	—	—	(c)

Net asset value, end of period	$10.16		$10.77	$7.15	$9.39

Total Return(b):	(5.66)%		50.63%	(23.86)%	(6.09)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$76,512		$87,840	$69,456	$114,443
Average net assets (000)	$80,717		$78,072	$90,871	$115,557
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.25	%(d)	2.29%	2.27%	2.24	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.25	%(d)	1.29%	1.27%	1.24	%(d)
Net investment income (loss)	(0.56	)%(d)	(0.55)%	(0.93)%	(0.23	)%(d)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Annualized.
(e)	Calculations are based on average shares outstanding during the year.

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners Focused Value Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended August 31, 2004(e)		Year Ended		March 30, 2001(a) Through February 28, 2002
			February 29, 2004(e)	February 28, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.77		$7.15	$9.39	$10.00

Income (loss) from investment operations
Net investment loss	(0.03)		(0.05)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	(0.58)		3.67	(2.15)	(0.59)

Total from investment operations	(0.61)		3.62	(2.24)	(0.61)

Less Distributions
Dividends from net investment income	—		—	—	—	(c)

Net asset value, end of period	$10.16		$10.77	$7.15	$9.39

Total Return(b):	(5.66)%		50.63%	(23.86)%	(6.09)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$54,609		$63,764	$53,257	$82,673
Average net assets (000)	$58,026		$58,147	$70,419	$84,579
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.25	%(d)	2.29%	2.27%	2.24	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.25	%(d)	1.29%	1.27%	1.24	%(d)
Net investment income (loss)	(0.56	)%(d)	(0.55)%	(0.94)%	(0.23	)%(d)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Annualized.
(e)	Calculations are based on average shares outstanding during the year.

See Notes to Financial Statements.

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	Class Z
	Six Months Ended August 31, 2004(d)		Year Ended		March 30, 2001(a) Through February 28, 2002
			February 29, 2004(d)	February 28, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.00		$7.23	$9.41	$10.00

Income (loss) from investment operations
Net investment income	0.02		0.04	0.01	0.07
Net realized and unrealized gain (loss) on investment transactions	(0.58)		3.73	(2.19)	(0.58)

Total from investment operations	(0.56)		3.77	(2.18)	(0.51)

Less Distributions
Dividends from net investment income	—		—	—	(0.08)

Net asset value, end of period	$10.44		$11.00	$7.23	$9.41

Total Return(b):	(5.09)%		52.14%	(23.17)%	(5.16)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,039		$8,359	$7,765	$17,106
Average net assets (000)	$7,616		$7,759	$11,896	$19,590
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.25	%(c)	1.29%	1.27%	1.24	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.25	%(c)	1.29%	1.27%	1.24	%(c)
Net investment income (loss)	0.44	%(c)	0.46%	0.07%	0.76	%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the year.

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners Focused Value Fund	27

Additional Information

(Unaudited)

Commencing after August 31, 2004, each Fund will file a complete portfolio of holdings on the Fund’s first and third quarter-end on Form N-Q with the Securities and Exchange Commission (the “Commission”). Form N-Q will be available on the Commission’s website at http://www.sec.gov or by visiting the Commission’s Public Reference Room. For information on the Commission’s Public Reference Room visit the Commission’s website.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http:/www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Lori E. Bostrom, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS	Davis Selected Advisers LP	2949 Elvira Road, Suite 101 Tucson, AZ 85706

	Salomon Brothers Asset Management Inc.	750 Washington Boulevard 11th Floor Stamford, CT 06901

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Strategic Partners Focused Value Fund
Share Class	A	B	C	Z
NASDAQ	SUVAX	SUVBX	SUVCX	SUVZX
CUSIP	86276R858	86276R866	86276R874	86276R882

Each fund is a series of Strategic Partners Opportunity Funds, a Delaware business trust.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of August 31, 2004, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Focused Value Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Strategic Partners Focused Value Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Focused Value Fund
Share Class	A	B	C	Z
NASDAQ	SUVAX	SUVBX	SUVCX	SUVZX
CUSIP	86276R858	86276R866	86276R874	86276R882

MFSP502E2    IFS-AO97585    Ed. 10/2004

SEMIANNUAL REPORT

AUGUST 31, 2004

STRATEGIC PARTNERS

MID-CAP VALUE FUND

OBJECTIVE

Seeks long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

October 15, 2004

We hope that you find the semiannual report for the Strategic Partners Mid-Cap Value Fund informative and useful. As a Strategic Partners mutual fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and reflects your personal investment profile and tolerance for risk.

Strategic Partners mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Mid-Cap Value Fund

Strategic Partners Mid-Cap Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners Mid-Cap Value Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 8/31/04
	Six Months	One Year	Since Inception[2]
Class A	–4.79%	10.55%	15.30%
Class B	–5.10	9.78	13.40
Class C	–5.10	9.78	13.40
Class Z	–4.61	10.80	15.90
Russell Midcap Value Index[3]	0.73	21.12	22.76
Russell Midcap Index[4]	–2.55	15.29	18.99
Lipper Multi-Cap Value Funds Avg.[5]	–2.20	14.16	9.35

Average Annual Total Returns[1] as of 9/30/04
		One Year	Since Inception[2]
Class A		11.70%	4.85%
Class B		12.27	5.41
Class C		16.27	6.59
Class Z		18.56	7.65
Russell Midcap Value Index[3]		25.62	10.54
Russell Midcap Index[4]		20.55	9.22
Lipper Multi-Cap Value Funds Avg.[5]		17.67	4.78

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.strategicpartners.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 5/31/02.

3The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with relatively low price-to-book ratios and forecasted growth values.

4The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

5The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the Russell Midcap Value Index and the Russell Midcap Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell Midcap Value Index, Russell Midcap Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/04
Time Warner, Inc., Media	3.8%
Sovreign Bancorp., Inc., Thrifts & Mortgage Finance	3.6
Raytheon Co., Aerospace & Defence	3.4
Masco Corp., Building Products	3.1
Pepsi Bottling Group, Inc., Beverages	3.0

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/04
Media	10.6%
Specialty Retail	9.6
Commercial Services & Supplies	7.9
Thrifts & Mortgage Finance	6.4
Information Technology Services	4.3

Industry weightings are subject to change.

Strategic Partners Mid-Cap Value Fund	3

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%

4	Visit our website at www.strategicpartners.com

hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners Mid-Cap Value Fund		Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$952	1.46%	$7.18
	Hypothetical	$1,000	$1,018	1.46%	$7.43

Class B	Actual	$1,000	$949	2.21%	$10.86
	Hypothetical	$1,000	$1,014	2.21%	$11.22

Class C	Actual	$1,000	$949	2.21%	$10.86
	Hypothetical	$1,000	$1,014	2.21%	$11.22

Class Z	Actual	$1,000	$954	1.21%	$5.96
	Hypothetical	$1,000	$1,019	1.21%	$6.16

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2004, and divided by the 365 days in the Fund’s current fiscal year (to reflect the six-month period).

Strategic Partners Mid-Cap Value Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of August 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.4%
COMMON STOCKS

Advertising 2.2%
276,500	Interpublic Group of Companies., Inc.(a)	$2,917,075

Aerospace & Defense 4.3%
22,500	Northrop Grumman Corp.	1,162,125
132,600	Raytheon Co.	4,605,198

		5,767,323

Air Freight & Logistics 0.6%
18,700	CNF, Inc.	767,074

Auto Components 0.7%
26,600	American Axle & Manufacturing Holdings, Inc.(a)	901,474

Beverages 3.5%
18,800	Constellation Brands, Inc., (Class A Shares)(a)	691,276
150,500	Pepsi Bottling Group, Inc.	4,031,895

		4,723,171

Biotechnology 1.6%
13,300	Cephalon, Inc.(a)	625,233
72,000	Human Genome Sciences, Inc.(a)	775,440
31,400	Medimmune, Inc.(a)	749,518

		2,150,191

Building Products 3.1%
132,600	Masco Corp.	4,260,438

Capital Markets 1.4%
61,600	E*Trade Financial Corp.(a)	725,648
87,600	Janus Capital Group, Inc.	1,203,624

		1,929,272

Commercial Banks 3.1%
24,600	Banknorth Group, Inc.	835,662
39,800	Colonial BancGroup, Inc. (The)	803,164
25,400	Compass Bancshares, Inc.	1,174,750
40,000	First Midwest Bancorp, Inc.	1,377,200

		4,190,776

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners Mid-Cap Value Fund	7

Portfolio of Investments

as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Commercial Services & Supplies 7.9%
122,300	Allied Waste Industries, Inc.(a)	$1,252,352
174,400	Cendant Corp.	3,772,272
36,800	Corrections Corp. of America(a)	1,274,752
55,600	Valassis Communications, Inc.(a)	1,571,256
103,000	Waste Management, Inc.	2,862,370

		10,733,002

Communications Equipment 2.2%
80,400	CommScope, Inc.(a)	1,597,548
154,200	Tellabs, Inc.(a)	1,398,594

		2,996,142

Construction Materials 0.4%
12,700	Martin Marietta Materials, Inc.	571,373

Containers & Packaging 1.3%
79,100	Crown Holdings, Inc.(a)	767,270
57,900	Smurfit-Stone Container Corp.(a)	1,027,146

		1,794,416

Drugs & Healthcare 2.7%
61,300	Guidant Corp.(a)	3,665,740

Electric Utilities 0.7%
23,900	Cinergy Corp.	967,472

Electronic Equipment & Instruments 2.9%
27,700	Anixter International, Inc.	976,979
55,800	Ingram Micro Inc. (Class A Shares)(a)	826,956
69,300	Symbol Technologies, Inc.	893,970
32,500	Tech Data Corp.(a)	1,223,950

		3,921,855

Energy Equipment & Services 2.3%
33,900	BJ Services Co.(a)	1,628,895
59,900	Diamond Offshore Drilling, Inc.	1,522,658

		3,151,553

Food & Staples Retailing 2.4%
78,000	Costco Wholesale Corp.	3,211,260

Food Products 3.3%
119,000	Aramark Corp. (Class B Shares)	3,011,890
26,000	ConAgra Foods, Inc.	681,200
68,500	Del Monte Foods Co.(a)	722,675

		4,415,765

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Health Care Equipment & Supplies 0.6%
15,300	C.R. Bard, Inc.	$858,330

Health Care Providers & Services 3.7%
64,400	AmerisourceBergen Corp.	3,484,040
215,500	WebMD Corp.(a)	1,568,840

		5,052,880

Hotels, Restaurants & Leisure 1.9%
56,000	Carnival Corp.	2,564,240

Insurance 1.6%
18,800	ACE Ltd. (Cayman Islands)	724,740
82,100	Conseco, Inc.(a)	1,395,700

		2,120,440

Internet Software & Services 0.5%
581,700	Vignette Corp.(a)	703,857

IT Services 4.3%
117,200	Convergys Corp.(a)	1,629,080
49,800	Sabre Holdings Corp.	1,145,400
132,300	SunGard Data Systems, Inc.(a)	3,042,900

		5,817,380

Machinery 1.4%
15,600	Eaton Corp.	941,460
11,600	ITT Industries, Inc.	917,560

		1,859,020

Media 10.6%
124,000	Cablevision Systems New York Group (Class A Shares)(a)	2,296,480
33,000	Harte-Hanks, Inc.	818,730
230,000	Liberty Media Corp. (Class A Shares)(a)	2,049,300
98,800	Liberty Media International, Inc.(a)	3,339,440
54,800	Reader’s Digest Association, Inc. (The)	779,256
318,000	Time Warner, Inc.(a)	5,199,300

		14,482,506

Metals & Mining 0.7%
87,400	Graftech International Ltd.	931,684

Oil & Gas 2.1%
40,200	Noble Energy, Inc.	2,069,496
11,600	Sunoco, Inc.	713,400

		2,782,896

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners Mid-Cap Value Fund	9

Portfolio of Investments

as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Pharmaceuticals 2.2%
116,300	King Pharmaceuticals, Inc.(a)	$1,449,098
9,700	Medicis Pharmaceutical Corp. (Class A Shares)	355,214
48,000	Shire Pharmaceuticals Group PLC (ADR) (United Kingdom)	1,244,160

		3,048,472

Restaurants 2.4%
81,000	Yum! Brands, Inc.	3,216,510

Road & Rail 1.1%
46,600	CSX Corp.	1,471,628

Semiconductors & Semiconductor Equipment 0.3%
125,000	Applied Micro Circuits Corp.(a)	418,750

Software 1.4%
389,700	Parametric Technology Corp.(a)	1,897,839

Specialty Retail 9.6%
187,000	AutoNation, Inc.(a)	3,074,280
58,000	Foot Locker, Inc.	1,297,460
191,800	GAP, Inc. (The)	3,594,332
41,200	Limited Brands, Inc.	827,296
27,400	Linens ‘n Things, Inc.(a)	687,192
24,600	Talbots, Inc. (The)	659,526
95,000	Tiffany & Co.	2,940,250

		13,080,336

Thrifts & Mortgage Finance 6.4%
222,000	Sovreign Bancorp, Inc.	4,852,920
100,500	Washington Mutual, Inc.	3,902,415

		8,755,335

	Total Investments 97.4% (cost $120,648,285)	132,097,475
	Assets in excess of other liabilities 2.6%	3,579,746

	Net Assets 100.0%	$135,677,221

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2004 were as follows:

Media	10.6%
Specially Retail	9.6
Commercial Services & Supplies	7.9
Thrifts & Mortgage Finance	6.4
IT Services	4.3
Aerospace & Defense	4.3
Health Care Providers & Services	3.7
Beverages	3.5
Food Products	3.3
Building Products	3.1
Commercial Banks	3.1
Electronic Equipment & Instruments	2.9
Drugs & Healthcare	2.7
Food & Staples Retailing	2.4
Restaurants	2.4
Energy Equipment & Services	2.3
Advertising	2.2
Communications Equipment	2.2
Pharmaceuticals	2.2
Oil & Gas	2.1
Hotels, Restaurants & Leisure	1.9
Biotechnology	1.6
Insurance	1.6
Capital Markets	1.4
Machinery	1.4
Software	1.4
Containers & Packaging	1.3
Road & Rail	1.1
Auto Components	0.7
Electric Utilities	0.7
Metals & Mining	0.7
Air Freight & Logistics	0.6
Health Care Equipment & Supplies	0.6
Internet Software & Services	0.5
Construction Materials	0.4
Semiconductors & Semiconductor Equipment	0.3

97.4
Other assets in excess of liabilities	2.6

100.0%

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners Mid-Cap Value Fund	11

Statement of Assets and Liabilities

as of August 31, 2004 (Unaudited)

Assets
Investments, at value (Cost $120,648,285)	$132,097,475
Cash	3,911,206
Receivable for investments sold	534,049
Dividends and interest receivable	97,347
Receivable for Fund shares sold	86,459
Prepaid expenses	5,869

Total Assets	136,732,405

Liabilities
Payable for Fund shares reacquired	471,018
Payable for investments purchased	226,768
Accrued expenses and other liabilities	164,847
Management fee payable	103,596
Distribution fee payable	88,056
Deferred trustees fees	899

Total Liabilities	1,055,184

Net Assets	$135,677,221

Net assets were comprised of:
Shares of beneficial interest, at par	$11,902
Paid in capital, in excess of par	122,045,687

122,057,589
Net investment loss	(812,495)
Accumulated net realized gain on investments	2,982,937
Net unrealized appreciation on investments	11,449,190

Net assets, August 31, 2004	$135,677,221

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($20,721,169 ÷ 1,796,770 shares of beneficial interest issued and outstanding)	$11.53
Maximum sales charge (5.5% of offering price)	0.67

Maximum offering price to public	$12.20

Class B:
Net asset value, offering price and redemption price per share ($55,789,420 ÷ 4,921,094 shares of beneficial interest issued and outstanding)	$11.34

Class C:
Net asset value, offering price and redemption price per share ($40,836,989 ÷ 3,602,232 shares of beneficial interest issued and outstanding)	$11.34

Class Z:
Net asset value, offering price and redemption price per share ($18,329,643 ÷ 1,582,005 shares of beneficial interest issued and outstanding)	$11.59

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners Mid-Cap Value Fund	13

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Net Investment Loss
Income
Dividends	$638,767
Interest	1,720

Total Income	640,487

Expenses
Management fee	666,439
Distribution fee—Class A	28,236
Distribution fee—Class B	302,877
Distribution fee—Class C	224,634
Transfer agent’s fees and expenses	93,000
Custodian’s fees and expenses	50,000
Reports to shareholders	35,000
Registration fees	18,000
Legal fees and expenses	16,000
Audit fee	8,000
Trustees’ fees	6,000
Miscellaneous expenses	4,796

Total Expenses	1,452,982

Net Investment loss	(812,495)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	11,435,055
Net change in unrealized appreciation (depreciation) on investments	(18,077,783)

Net loss on investments	(6,642,728)

Net Decrease In Net Assets Resulting From Operations	$(7,455,223)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2004	Year Ended February 29, 2004
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(812,495)	$(1,629,011)
Net realized gain on investments	11,435,055	10,989,625
Net change in unrealized appreciation (depreciation) on investments	(18,077,783)	51,264,807

Net increase (decrease) in net assets resulting from operations	(7,455,223)	60,625,421

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	6,456,247	17,358,928
Cost of shares reacquired	(19,388,812)	(44,359,089)

Net decrease in net assets resulting from Fund share transactions	(12,932,565)	(27,000,161)

Total increase (decrease)	(20,387,788)	33,625,260

Net Assets
Beginning of period	156,065,009	122,439,749

End of period	$135,677,221	$156,065,009

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners Mid-Cap Value Fund	15

Notes to Financial Statements

(Unaudited)

Strategic Partners Opportunity Funds (the “Company”), formerly known as Strategic Partners Series, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Strategic Partners Focused Growth Fund, Strategic Partners New Era Growth Fund, Strategic Partners Mid-Cap Value Fund (the “Fund”) and Strategic Partners Focused Value Fund. These financial statements relate to Strategic Partners Mid-Cap Value Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000 and the Fund commenced operations on May 31, 2002. The investment objective of the Fund is long-term growth of capital through investments primarily in equity related securities of mid-sized companies that are selected by the Fund’s two investment subadvisers as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net assets values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security

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transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Company’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at a fund level.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: For federal income tax purposes, each fund in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into sub-advisory agreements with Mercury Advisors (“Mercury”) and Harris Associates L.P., (“Harris”). The sub-advisory agreements provide that each sub-adviser furnishes investment advisory services in connection with the management of the

Strategic Partners Opportunity Funds/Strategic Partners Mid-Cap Value Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

Fund. PI pays for the services of the subadvisers, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two subadvisers as PI deems appropriate. In addition, periodic rebalancing of the portfolio’s assets may occur to account for market fluctuations in order to maintain the approximately equal allocation between the two subadvisers.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .90 of 1% of the Fund’s average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the ‘Class A, B and C Plans’), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended August 31, 2004, PIMS has contractually agreed to limit such expenses to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received approximately $25,400 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Fund that it has received approximately $141,400 and $2,400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended August 31, 2004.

PI and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $800 million through April 30, 2004, and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004, the commitment provided by the SCA was reduced to $500 million, and the SCA was renewed under the same terms and conditions. The expiration date of the renewed SCA is October 29, 2004. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended August 31, 2004, the Fund incurred fees of approximately $68,200 for the services of PMFS. As of August 31, 2004, approximately $11,000 of such fees were due to PMFS. Transfer agent fees and expenses in the statement of operations include certain out-of-pocket expenses paid to non-affiliates.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $22,000 in total networking fees, of which the amount relating to the services of Wachovia was approximately $15,600 for the six months ended August 31, 2004. As of August 31, 2004, approximately $2,500 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Strategic Partners Opportunity Funds/Strategic Partners Mid-Cap Value Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2004 aggregated $36,698,385 and $47,944,046, respectively.

Note 5. Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward at February 29, 2004 of approximately $7,973,000, all of which expires in 2011. Accordingly, no capital gain distribution are expected to be paid to shareholders until net gains have been realized in excess of such carry-forward.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$121,029,907	$19,740,599	$8,673,031	$11,067,568

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares purchased on or after March 15, 2004 are subject to a maximum front-end sales charge of up to 5.50%. Effective March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Prior to March 15, 2004, Class A shares were sold with a front-end sales charge of up to 5%. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held and automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C Shares have a CDSC of 1% if redeemed during the first 12 months. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

At August 31, 2004, Prudential owns 1 share of each Class A, Class B, Class C and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2004:
Shares sold	155,245	$1,846,486
Shares reacquired	(368,932)	(4,390,028)

Net increase (decrease) in shares outstanding before conversion	(213,687)	(2,543,542)
Shares issued upon conversion from Class B	6,437	77,546

Net increase (decrease) in shares outstanding	(207,250)	$(2,465,996)

Year ended February 29 ,2004:
Shares sold	400,388	$4,183,973
Shares reacquired	(1,171,351)	(11,661,462)

Net increase (decrease) in shares outstanding before conversion	(770,963)	(7,477,489)
Shares issued upon conversion from Class B	5,258	56,079

Net increase (decrease) in shares outstanding	(765,705)	$(7,421,410)

Class B
Six months ended August 31, 2004:
Shares sold	192,832	$2,279,937
Shares reacquired	(567,460)	(6,622,473)

Net increase (decrease) in shares outstanding before conversion	(374,628)	(4,342,536)
Shares issued upon conversion into Class A	(6,533)	(77,546)

Net increase (decrease) in shares outstanding	(381,161)	$(4,420,082)

Strategic Partners Opportunity Funds/Strategic Partners Mid-Cap Value Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Year ended February 29 ,2004:
Shares sold	516,828	$5,319,061
Shares reacquired	(1,102,477)	(10,833,317)

Net increase (decrease) in shares outstanding before conversion	(585,649)	(5,514,256)
Shares issued upon conversion into Class A	(5,317)	(56,079)

Net increase (decrease) in shares outstanding	(590,966)	$(5,570,335)

Class C
Six months ended August 31, 2004:
Shares sold	103,810	$1,220,376
Shares reacquired	(470,182)	(5,479,533)

Net increase (decrease) in shares outstanding	(366,372)	$(4,259,157)

Year ended February 29 ,2004:
Shares sold	399,452	$4,038,675
Shares reacquired	(1,257,663)	(12,632,644)

Net increase (decrease) in shares outstanding	(858,211)	$(8,593,969)

Class Z
Six months ended August 31, 2004:
Shares sold	92,700	$1,109,448
Shares reacquired	(243,371)	(2,896,778)

Net increase (decrease) in shares outstanding	(150,671)	$(1,787,330)

Year ended February 29 ,2004:
Shares sold	368,467	$3,817,219
Shares reacquired	(963,996)	(9,231,666)

Net increase (decrease) in shares outstanding	(595,529)	$(5,414,447)

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Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2004		Year Ended February 29, 2004	May 31, 2002(a) through February 28, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.11		$7.77	$10.00

Income (loss) from investment operations
Net investment loss	(0.04)		(0.08)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	(0.54)		4.42	(2.18)

Total from investment operations	(0.58)		4.34	(2.23)

Net asset value, end of period	$11.53		$12.11	$7.77

Total Return(b):	(4.79)%		55.86%	(22.30)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,721		$24,265	$21,524
Average net assets (000)	$22,405		$23,072	$27,029
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.46	%(c)	1.52%	1.66	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.21	%(c)	1.27%	1.41	%(c)
Net investment loss	(0.60	)%(c)	(0.67)%	(0.63	)%(c)
For Class A, B, C and Z shares:
Portfolio turnover	26	%(d)	46%	62	%(d)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Not annualized for periods of less than one full year.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners Mid-Cap Value Fund	23

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended August 31, 2004		Year Ended February 29, 2004	May 31, 2002(a) through February 28, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.95		$7.72	$10.00

Income (loss) from investment operations
Net investment loss	(0.08)		(0.15)	(0.09)
Net realized and unrealized gain (loss) on investment transactions	(0.53)		4.38	(2.19)

Total from investment operations	(0.61)		4.23	(2.28)

Net asset value, end of period	$11.34		$11.95	$7.72

Total Return(b):	(5.10)%		54.79%	(22.80)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$55,789		$63,343	$45,523
Average net assets (000)	$60,082		$55,320	$52,075
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.21	%(c)	2.27%	2.41	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.21	%(c)	1.27%	1.41	%(c)
Net investment loss	(1.35	)%(c)	(1.41)%	(1.37	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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	Class C
	Six Months Ended August 31, 2004		Year Ended February 29, 2004	May 31, 2002(a) through February 28, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.95		$7.72	$10.00

Income (loss) from investment operations
Net investment loss	(0.08)		(0.15)	(0.09)
Net realized and unrealized gain (loss) on investment transactions	(0.53)		4.38	(2.19)

Total from investment operations	(0.61)		4.23	(2.28)

Net asset value, end of period	$11.34		$11.95	$7.72

Total Return(b):	(5.10)%		54.79%	(22.80)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$40,837		$47,408	$37,284
Average net assets (000)	$44,561		$43,796	$43,641
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.21	%(c)	2.27%	2.41	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.21	%(c)	1.27%	1.41	%(c)
Net investment loss	(1.35	)%(c)	(1.41)%	(1.38	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

Strategic Partners Opportunity Funds/Strategic Partners Mid-Cap Value Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended August 31, 2004		Year Ended February 29, 2004	May 31, 2002(a) through February 28, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.15		$7.78	$10.00

Income (loss) from investment operations
Net investment income loss	(0.02)		(0.05)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	(0.54)		4.42	(2.19)

Total from investment operations	(0.56)		4.37	(2.22)

Net asset value, end of period	$11.59		$12.15	$7.78

Total Return(b):	(4.61)%		56.17%	(22.20)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,330		$21,050	$18,109
Average net assets (000)	$19,843		$18,955	$23,663
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.21	%(c)	1.27%	1.41	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.21	%(c)	1.27%	1.41	%(c)
Net investment loss	(0.35	)%(c)	(0.41)%	(0.38	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http:/www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Lori E. Bostrom, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS	Harris Associates L.P.	Two North LaSalle Street Chicago, IL 60602

	Fund Asset Management, L.P. doing business as Mercury Advisors	800 Scudders Mill Road Plainsboro, NJ 08536

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Strategic Partners Mid-Cap Value Fund
Share Class	A	B	C	Z
NASDAQ	PPCAX	PPCBX	PPCCX	PPCZX
CUSIP	86276R841	86276R833	86276R825	86276R817

Each fund is a series of Strategic Partners Opportunity Funds, a Delaware business trust.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of August 31, 2004, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Mid-Cap Value Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Strategic Partners Mid-Cap Value Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Mid-Cap Value Fund
Share Class	A	B	C	Z
NASDAQ	PPCAX	PPCBX	PPCCX	PPCZX
CUSIP	86276R841	86276R833	86276R825	86276R817

MFSP505E2    IFS-A097584    Ed. 10/2004

SEMIANNUAL REPORT

AUGUST 31, 2004

                                    [GRAPHIC]

STRATEGIC PARTNERS

FOCUSED GROWTH FUND

OBJECTIVE

Seeks long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

October 15, 2004

We hope that you find the semiannual report for the Strategic Partners Focused Growth Fund informative and useful. As a Strategic Partners mutual fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and reflects your personal investment profile and tolerance for risk.

Strategic Partners mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Focused Growth Fund

Strategic Partners Focused Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners Focused Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 8/31/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A	–5.34%	1.98%	–9.57%	–43.30%
Class B	–5.66	1.29	–11.43	–45.00
Class C	–5.50	1.29	–11.43	–45.00
Class Z	–5.29	2.14	–8.90	–42.70
Russell 1000 Growth Index[3]	–6.08	5.36	–6.46	–42.50
S&P 500 Index[4]	–2.74	11.45	2.42	–17.03
Lipper Large-Cap Growth Funds Avg.[5]	–6.55	2.90	–9.45	–38.23

Average Annual Total Returns[1] as of 9/30/04
		One Year	Three Years	Since Inception[2]
Class A		3.84%	–0.02%	–12.64%
Class B		3.99	0.09	–12.37
Class C		8.20	1.08	–12.16
Class Z		10.19	2.10	–11.29
Russell 1000 Growth Index[3]		7.51	1.61	–11.80
S&P 500 Index[4]		13.86	4.04	–3.98
Lipper Large-Cap Growth Funds Avg.[5]		7.12	0.67	–10.41

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 6/2/00.

3The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

4The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed. Investors cannot invest directly in an index.

5The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Growth Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/04
eBay, Inc., Internet & Catalog Retail	6.3%
American International Group, Inc., Insurance	5.7
Yahoo!, Inc., Internet & Catalog Retail	5.4
General Electric Co., Industrial Conglomerates	4.8
Electronic Arts, Inc., Software	4.6

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/04
Software	9.4%
Biotechnology	7.1
Capital Markets	6.8
Internet & Catalog Retail	6.3
Insurance	5.7

Industry weightings are subject to change.

Strategic Partners Focused Growth Fund	3

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

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Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners Focused Growth Fund		Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$947	1.74%	$8.54
	Hypothetical	$1,000	$1,016	1.74%	$8.84

Class B	Actual	$1,000	$943	2.49%	$12.19
	Hypothetical	$1,000	$1,013	2.49%	$12.63

Class C	Actual	$1,000	$945	2.49%	$12.21
	Hypothetical	$1,000	$1,013	2.49%	$12.63

Class Z	Actual	$1,000	$947	1.49%	$7.31
	Hypothetical	$1,000	$1,018	1.49%	$7.58

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2004, and divided by the 365 days in the Fund’s current fiscal year (to reflect the six-month period)

Strategic Partners Focused Growth Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of August 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 100.4%
COMMON STOCKS

Biotechnology 7.1%
25,700	Amgen, Inc.(a)	$1,523,753
53,600	Genentech, Inc.(a)	2,614,608
41,800	Gilead Sciences, Inc.(a)	2,889,634

		7,027,995

Capital Markets 6.8%
106,500	JPMorgan Chase & Co.	4,215,270
50,700	Merrill Lynch & Co., Inc.	2,589,249

		6,804,519

Communications Equipment 3.7%
96,400	Cisco Systems, Inc.(a)	1,808,464
39,000	Corning, Inc.(a)	394,680
37,900	QUALCOMM, Inc.	1,442,095

		3,645,239

Computers & Peripherals 5.3%
72,000	Apple Computer, Inc.(a)	2,483,280
79,200	Dell, Inc.(a)	2,759,328

		5,242,608

Consumer Finance 2.7%
53,700	American Express Co.	2,686,074

Diversified Financial Services 3.5%
39,530	Citigroup, Inc.	1,841,307
65,862	MBNA Corp.	1,589,909

		3,431,216

Electronic Equipment & Instruments 2.4%
115,700	Agilent Technologies, Inc.(a)	2,371,850

Energy Equipment & Services 3.9%
80,300	BJ Services Co.	3,858,415

Food & Staples Retailing 1.6%
30,250	Wal-Mart Stores, Inc.	1,593,268

See Notes to Financial Statements.

Strategic Partners Opportunity Funds	7

Portfolio of Investments

as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Health Care Equipment & Supplies 4.6%
24,800	Alcon, Inc.	$1,856,032
43,000	Boston Scientific Corp.(a)	1,536,390
16,600	Zimmer Holdings, Inc.(a)	1,183,580

		4,576,002

Health Care Providers & Services 5.5%
100,800	Caremark Rx, Inc.(a)	2,892,960
38,800	UnitedHealth Group, Inc.	2,565,844

		5,458,804

Hotels, Restaurants & Leisure 2.4%
55,300	Starbucks Corp.(a)	2,391,172

Industrial Conglomerates 4.8%
145,800	General Electric Co.	4,780,782

Insurance 5.7%
79,000	American International Group, Inc.	5,627,960

Internet & Catalog Retail 6.3%
71,975	eBay, Inc.(a)	6,228,717

Internet Software & Services 5.4%
189,300	Yahoo!, Inc.(a)	5,396,943

Media 4.6%
15,700	E.W. Scripps Co. (The)	1,606,267
88,500	Univision Communications, Inc. (Class A shares)(a)	2,920,500

		4,526,767

Multiline Retail 2.2%
49,100	Target Corp.	2,188,878

Personal Products 3.2%
21,000	Avon Products, Inc.	927,780
51,200	Estee Lauder Companies, Inc. (The)	2,250,240

		3,178,020

Pharmaceuticals 1.8%
55,700	Pfizer, Inc.	1,819,719

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Semiconductors & Semiconductor Equipment 5.1%
28,700	Broadcom Corp.(a)	$778,918
115,500	Marvell Technology Group Ltd. (Bermuda)(a)	2,670,360
212,142	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,601,672

		5,050,950

Software 9.5%
91,950	Electronic Arts, Inc.(a)	4,577,270
99,700	Microsoft Corp.	2,721,810
45,300	Symantec Corp.(a)	2,172,588

		9,471,668

Specialty Retail 2.3%
46,350	Lowe’s Companies, Inc.	2,303,595

	Total Investments 100.4% (cost $91,859,282; Note 5)	99,661,161
	Liabilities in excess of other assets (0.4%)	(378,594)

	Net Assets 100.0%	$99,282,567

(a)	Non-income producing security.

See Notes to Financial Statements.

Strategic Partners Opportunity Funds	9

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2004 were as follows:

Software	9.4%
Biotechnology	7.1
Capital Markets	6.8
Internet & Catalog Retail	6.3
Insurance	5.7
Health Care Providers & Services	5.5
Internet Software & Services	5.4
Computers & Peripherals	5.3
Semiconductors & Semiconductor Equipment	5.1
Industrial Conglomerates	4.8
Health Care Equipment & Supplies	4.6
Media	4.6
Energy Equipment & Services	3.9
Communications Equipment	3.7
Diversified Financial Services	3.5
Personal Products	3.2
Consumer Finance	2.7
Electronic Equipment & Instruments	2.4
Hotels, Restaurants & Leisure	2.4
Specialty Retail	2.4
Multiline Retail	2.2
Pharmaceuticals	1.8
Food & Staples Retailing	1.6

100.4
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

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SEMIANNUAL REPORT

AUGUST 31, 2004

STRATEGIC PARTNERS

OPPORTUNITY FUNDS/FOCUSED GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

as of August 31, 2004 (Unaudited)

Assets
Investments, at value (cost $91,859,282)	$99,661,161
Receivable for investments sold	704,499
Dividends and interest receivable	37,024
Receivable for Fund shares sold	9,309
Foreign tax reclaim receivable	3,207
Other assets	4,692

Total assets	100,419,892

Liabilities
Payable for Fund shares reacquired	421,876
Due to custodian	242,828
Payable for investments purchased	170,628
Accrued expenses and other liabilities	147,196
Management fee payable	75,794
Distribution fee payable	73,214
Deferred trustees fees	5,789

Total liabilities	1,137,325

Net Assets	$99,282,567

Net assets were comprised of:
Shares of beneficial interest, at par	$17,970
Paid-in capital, in excess of par	277,075,845

277,093,815
Net investment loss	(943,632)
Accumulated net realized loss on investments	(184,669,495)
Net unrealized appreciation on investments	7,801,879

Net assets, August 31, 2004	$99,282,567

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($13,015,297 ÷ 2,294,698 shares of beneficial interest issued and outstanding)	$5.67
Maximum sales charge ( 5.50% of offering price)	0.33

Maximum offering price to public	$6.00

Class B
Net asset value, offering price and redemption price per share ($52,335,133 ÷ 9,524,008 shares of beneficial interest issued and outstanding)	$5.50

Class C
Net asset value, offering price and redemption price per share ($30,803,205 ÷ 5,605,572 shares of beneficial interest issued and outstanding)	$5.50

Class Z
Net asset value, offering price and redemption price per share ($3,128,932 ÷ 545,666 shares of beneficial interest issued and outstanding)	$5.73

See Notes to Financial Statements.

Strategic Partners Opportunity Funds	13

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Net Investment Loss
Income
Dividends (net of foreign withholding taxes of $2,502)	$364,190
Interest	139

Total income	364,329

Expenses
Management fee	499,170
Distribution fee—Class A	18,270
Distribution fee—Class B	290,724
Distribution fee—Class C	172,337
Transfer agent’s fees and expenses	169,000
Custodian’s fees and expenses	51,000
Registration fees	36,000
Reports to shareholders	22,000
Trustees’ fees	11,000
Legal fees and expenses	11,000
Audit fee	9,000
Miscellaneous expenses	18,460

Total expenses	1,307,961

Net investment loss	(943,632)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	1,702,752
Net change in unrealized appreciation (depreciation) on investments	(7,066,446)

Net loss on investments	(5,363,694)

Net Decrease In Net Assets Resulting From Operations	$(6,307,326)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2004	Year Ended February 29, 2004
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(943,632)	$(1,957,812)
Net realized gain (loss) on investments	1,702,752	(6,078,309)
Net change in unrealized appreciation (depreciation) on investments	(7,066,446)	44,077,092

Net increase (decrease) in net assets resulting from operations	(6,307,326)	36,040,971

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,339,791	4,377,145
Cost of shares reacquired	(16,012,759)	(31,910,200)

Net decrease in net assets resulting from Fund share transactions	(14,672,968)	(27,533,055)

Total increase (decrease)	(20,980,294)	8,507,916

Net Assets
Beginning of period	120,262,861	111,754,945

End of period	$99,282,567	$120,262,861

See Notes to Financial Statements.

Strategic Partners Opportunity Funds	15

Notes to Financial Statements

(Unaudited)

Strategic Partners Opportunity Funds (the “Company”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Strategic Partners Focused Growth Fund (the “Fund”), Strategic Partners New Era Growth Fund, Strategic Partners Mid-Cap Value Fund and Strategic Partners Focused Value Fund. These financial statements relate to Strategic Partners Focused Growth Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000.

The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in equity related securities in approximately 40 equity-related securities that are selected by the Fund’s two investment subadvisers (up to approximately 20 each) as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund, in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor(s); to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

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Short-term securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days, are valued at current market quotations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class), unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Strategic Partners Opportunity Funds	17

Notes to Financial Statements

(Unaudited) Cont’d

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Alliance Capital Management, L.P. (“Alliance”) and Jennison Associates LLC (“Jennison”). The subadvisory agreements provide that each subadviser furnishes investment advisory services in connection with the management of the Fund. PI has entered into a sub-management agreement with Prudential Investment Management, Inc. (“PIM”). PIM provides Jennison with certain research services and assists with maintenance of books and records as Jennison may request from time to time. PI pays for the services of the subadvisers and sub-manager, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two subadvisers as PI deems appropriate. In addition, periodic rebalancing of the portfolio’s assets may occur to account for market fluctuations in order to maintain the approximately equal allocation between the two subadvisers.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .90 of 1% of the Fund’s average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% on the average daily net asset of the Class A shares.

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PIMS has advised the Fund that it has received approximately $8,900 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2004. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $114,700 and $800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended August 31, 2004.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $800 million, through April 30, 2004, and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004, the commitment provided by the SCA was reduced to $500 million and the SCA was renewed under the same terms and conditions. The expiration date of the renewed SCA is October 29, 2004. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended August 31, 2004, the Fund incurred fees of approximately $109,800 for the services of PMFS. As of August 31, 2004, approximately $17,500 of such fees were due to PMFS.

Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $25,100 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) an affiliate of PI, was approximately $22,400

Strategic Partners Opportunity Funds	19

Notes to Financial Statements

(Unaudited) Cont’d

for the six months ended August 31, 2004. As of August 31, 2004, approximately $3,500 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended August 31, 2004, Wachovia earned $1,035 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2004, aggregated $50,885,571 and $65,903,291, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2004 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$92,472,028	$11,719,753	$4,530,620	$7,189,133

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at February 29, 2004 of approximately $184,297,000, of which $26,355,000 expires in 2009, $87,881,000 expires in 2010, $54,267,000 expires in 2011 and $15,794,000 expires in 2012. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The tax basis differs from the amount shown on the Statement of Assets and Liabilities primarily due to the deferral for federal tax purposes of post-October capital losses of approximately $1,118,400 as being occurred in the current year.

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Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 5%. Class A shares purchased on or after March 15, 2004 are subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be effective during the 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

At August 31, 2004, Prudential owns 2,500 shares of each Class A, Class B, Class C and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2004:
Shares sold	58,758	$342,986
Shares reacquired	(391,518)	(2,275,542)

Net decrease in shares outstanding before conversion	(332,760)	(1,932,556)
Shares issued upon conversion from class B	626	3,674

Net increase (decrease) in shares outstanding	(332,134)	$(1,928,882)

Year ended February 29, 2004:
Shares sold	128,522	$681,998
Shares reacquired	(935,724)	(5,024,948)

Net decrease in shares outstanding before conversion	(807,202)	(4,342,950)
Shares issued upon conversion from class B	555	2,535

Net increase (decrease) in shares outstanding	(806,647)	$(4,340,415)

Strategic Partners Opportunity Funds	21

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Six months ended August 31, 2004:
Shares sold	90,763	$519,029
Shares reacquired	(1,290,678)	(7,314,956)

Net decrease in shares outstanding before conversion	(1,199,915)	(6,795,927)
Shares reacquired upon conversion into class A	(644)	(3,674)

Net increase (decrease) in shares outstanding	(1,200,559)	$(6,799,601)

Year ended February 29, 2004:
Shares sold	367,687	$1,929,735
Shares reacquired	(2,481,817)	(13,102,990)

Net decrease in shares outstanding before conversion	(2,114,130)	(11,173,255)
Shares reacquired upon conversion into class A	(567)	(2,535)

Net increase (decrease) in shares outstanding	(2,114,697)	$(11,175,790)

Class C
Six months ended August 31, 2004:
Shares sold	53,399	$305,472
Shares reacquired	(917,329)	(5,202,956)

Net increase (decrease) in shares outstanding	(863,930)	$(4,897,484)

Year ended February 29, 2004:
Shares sold	231,704	$1,207,144
Shares reacquired	(2,095,148)	(11,052,202)

Net increase (decrease) in shares outstanding	(1,863,444)	$(9,845,058)

Class Z
Six months ended August 31, 2004:
Shares sold	29,321	$172,304
Shares reacquired	(206,726)	(1,219,305)

Net increase (decrease) in shares outstanding	(177,405)	$(1,047,001)

Year ended February 29, 2004:
Shares sold	102,350	$558,268
Shares reacquired	(505,977)	(2,730,060)

Net increase (decrease) in shares outstanding	(403,627)	$(2,171,792)

22	Visit our website at www.strategicpartners.com

Strategic Partners Opportunity Funds	23

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.99

Income (loss) from investment operations
Net investment loss	(0.03)
Net realized and unrealized gain (loss) on investment transactions	(0.29)

Total from investment operations	(0.32)

Net asset value, end of period	$5.67

Total Return(b):	(5.34)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,015
Average net assets (000)	$14,497
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.74	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.49	%(c)
Net investment loss	(1.08	)%(c)
For Class A, B, C and Z shares:
Portfolio turnover	46	%(d)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Not annualized.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.

See Notes to Financial Statements.

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Class A
Year Ended			June 2, 2000(a) Through February 28, 2001
February 29, 2004	February 28, 2003	February 28, 2002

$4.41	$5.95	$7.30	$10.00

(0.06)	(0.06)	(0.06)	(0.06)
1.64	(1.48)	(1.29)	(2.64)

1.58	(1.54)	(1.35)	(2.70)

$5.99	$4.41	$5.95	$7.30

35.83%	(25.88)%	(18.49)%	(27.00)%

$15,734	$15,159	$27,630	$43,200
$16,241	$20,856	$34,765	$59,259

1.69%	1.61%	1.42%	1.57	%(c)
1.44%	1.36%	1.17%	1.32	%(c)
(0.99)%	(0.93)%	(0.77)%	(0.80	)%(c)

100%	53%	76%	116	%(d)

See Notes to Financial Statements.

Strategic Partners Opportunity Funds	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended August 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.83

Income (loss) from investment operations
Net investment loss	(0.06)
Net realized and unrealized gain (loss) on investment transactions	(0.27)

Total from investment operations	(0.33)

Net asset value, end of period	$5.50

Total Return(b):	(5.66)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$52,335
Average net assets (000)	$57,671
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.49	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.49	%(c)
Net investment loss	(1.83	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended			June 2, 2000(a) Through February 28, 2001
February 29, 2004	February 28, 2003	February 28, 2002

$4.33	$5.87	$7.26	$10.00

(0.10)	(0.10)	(0.11)	(0.10)
1.60	(1.44)	(1.28)	(2.64)

1.50	(1.54)	(1.39)	(2.74)

$5.83	$4.33	$5.87	$7.26

34.64%	(26.24)%	(19.15)%	(27.40)%

$62,471	$55,540	$97,635	$137,671
$62,157	$75,020	$117,384	$164,779

2.44%	2.36%	2.17%	2.32	%(c)
1.44%	1.36%	1.17%	1.32	%(c)
(1.74)%	(1.68)%	(1.52)%	(1.56	)%(c)

See Notes to Financial Statements.

Strategic Partners Opportunity Funds	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended August 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.82

Income (loss) from investment operations
Net investment loss	(0.06)
Net realized and unrealized gain (loss) on investment transactions	(0.26)

Total from investment operations	(0.32)

Net asset value, end of period	$5.50

Total Return(b):	(5.50)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$30,803
Average net assets (000)	$34,186
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.49	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.49	%(c)
Net investment loss	(1.83	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended			June 2, 2000(a) Through February 28, 2001
February 29, 2004	February 28, 2003	February 28, 2002

$4.33	$5.87	$7.26	$10.00

(0.10)	(0.10)	(0.11)	(0.10)
1.59	(1.44)	(1.28)	(2.64)

1.49	(1.54)	(1.39)	(2.74)

$5.82	$4.33	$5.87	$7.26

34.41%	(26.24)%	(19.15)%	(27.40)%

$37,685	$36,046	$63,966	$96,437
$38,987	$49,456	$80,074	$121,487

2.44%	2.36%	2.17%	2.32	%(c)
1.44%	1.36%	1.17%	1.32	%(c)
(1.74)%	(1.68)%	(1.52)%	(1.56	)%(c)

See Notes to Financial Statements.

Strategic Partners Opportunity Funds	29

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended August 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.05

Income (loss) from investment operations
Net investment loss	(0.03)
Net realized and unrealized gain (loss) on investment transactions	(0.29)

Total from investment operations	(0.32)

Net asset value, end of period	$5.73

Total Return(b):	(5.29)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,129
Average net assets (000)	$3,668
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.49	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.49	%(c)
Net investment loss	(0.83	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended			June 2, 2000(a) Through February 28, 2001
February 29, 2004	February 28, 2003	February 28, 2002

$4.45	$5.97	$7.31	$10.00

(0.05)	(0.05)	(0.04)	(0.04)
1.65	(1.47)	(1.30)	(2.65)

1.60	(1.52)	(1.34)	(2.69)

$6.05	$4.45	$5.97	$7.31

35.96%	(25.46)%	(18.33)%	(26.90)%

$4,373	$5,010	$10,840	$15,574
$4,955	$7,621	$12,834	$22,544

1.44%	1.36%	1.17%	1.32	%(c)
1.44%	1.36%	1.17%	1.32	%(c)
(0.75)%	(0.69)%	(0.52)%	(0.55	)%(c)

See Notes to Financial Statements.

Strategic Partners Opportunity Funds	31

Additional Information

(Unaudited)

Commencing after July 31, 2004, the Fund will file a complete portfolio of holdings on the Fund’s first and third quarter-end on Form N-Q with the Securities and Exchange Commission (the “Commission”). Form N-Q will be available on the Commission’s website at http://www.sec.gov or by visiting the Commission’s Public Reference Room. For information on the Commission’s Public Reference Room visit the Commission’s website.

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Lori E. Bostrom, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer •
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	Alliance Capital Management L.P.	1345 Avenue of the Americas New York, NY 10105

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Strategic Partners Focused Growth Fund
Share Class	A	B	C	Z
NASDAQ	SPFAX	SPFBX	SPFCX	SPFZX
CUSIP	86276R106	86276R205	86276R304	86276R403

Each fund is a series of Strategic Partners Opportunity Funds, a Delaware business trust.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of August 31, 2004, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Focused Growth Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Strategic Partners Focused Growth Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Focused Growth Fund
Share Class	A	B	C	Z
NASDAQ	SPFAX	SPFBX	SPFCX	SPFZX
CUSIP	86276R106	86276R205	86276R304	86276R403

MFSP500E2    IFS-A097646    Ed. 10/2004

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders:

On September 1, 2004, the Board of Trustees adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee of the Board of Trustees is responsible for nominating trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act.

The Nominating and Governance Committee Charter is available on the Fund’s website at www.strategicpartners.com.

Selection of Trustee Nominees. The Nominating and Governance Committee is responsible for considering nominees for trustees at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a trustee nominee should submit his or her recommendation in writing to the Chair of the Board (Robin Smith) or the Chair of the Nominating and Governance Committee (Richard Redeker), in either case at

Strategic Partners Opportunity Funds, P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Fund’s investment adviser) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Fund’s outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Shareholder Communications with Trustees

Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Opportunity Funds, P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that director at Strategic Partners Opportunity Funds, P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual trustees are not screened before being delivered to the addressee.

Item 10 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Opportunity Funds

By (Signature and Title)*	/s/ LORI E. BOSTROM
Lori E. Bostrom Secretary

Date October 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date October 26, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date October 26, 2004

*	Print the name and title of each signing officer under his or her signature.